UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-23084

Series Portfolios Trust
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

John Hedrick, President
Series Portfolios Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI  53202
 (Name and address of agent for service)

(414) 765-6047
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2018

Date of reporting period: January 31, 2018

Item 1. Schedule of Investments.

Weiss Alternative Balanced Risk Fund
SCHEDULE OF INVESTMENTS (UNAUDITED)
January 31, 2018

	Shares	Value
LONG INVESTMENTS - 97.23%
LONG COMMON STOCKS - 51.31%
Aerospace & Defense - 1.09%
Bombardier, Inc., Class B (a)(b)	30,984	$87,662
Huntington Ingalls Industries, Inc.	537	127,559
Leonardo SpA (b)	3,150	38,019
Northrop Grumman Corporation	342	116,461
Raytheon Company	1,350	282,069
Triumph Group, Inc.	533	15,537
United Technologies Corporation	358	49,408
		716,715
Air Freight & Logistics - 0.56%
Atlas Air Worldwide Holdings, Inc. (a)	168	9,458
C.H. Robinson Worldwide, Inc.	423	38,688
Expeditors International of Washington, Inc.	451	29,292
Hub Group, Inc., Class A (a)	4,082	196,140
United Parcel Service, Inc., Class B	749	95,363
		368,941
Airlines - 1.45%
Air Canada (a)(b)	4,144	80,555
Alaska Air Group, Inc.	5,153	338,707
Delta Air Lines, Inc.	4,321	245,303
JetBlue Airways Corporation (a)	815	17,001
Spirit Airlines, Inc. (a)	2,820	118,779
United Continental Holdings, Inc. (a)	2,310	156,664
		957,009
Auto Components - 0.09%
American Axle & Manufacturing Holdings, Inc. (a)	3,074	54,256
The Goodyear Tire & Rubber Company	180	6,268
		60,524
Banks - 2.32%
Bank of America Corporation	1,350	43,200
BankUnited, Inc.	6,265	257,116
Chemical Financial Corporation	3,600	210,276
First Horizon National Corporation	9,000	178,740
KeyCorp	9,000	192,600
Signature Bank (a)	1,748	269,192
Sterling Bancorp	15,215	376,571
		1,527,695
Beverages - 0.12%
Coca-Cola European Partners plc (b)	1,656	66,505
Monster Beverage Corporation (a)	144	9,825
		76,330
Biotechnology - 1.99%
Abeona Therapeutics, Inc. (a)	117	1,784
ACADIA Pharmaceuticals, Inc. (a)	936	27,996
Adaptimmune Therapeutics plc - ADR (a)	1,854	16,000
Aduro Biotech, Inc. (a)	84	529
Advaxis, Inc. (a)	502	1,486
Agenus, Inc. (a)	936	3,379
Agios Pharmaceuticals, Inc. (a)	356	28,039
Akebia Therapeutics, Inc. (a)	89	1,315
Albireo Pharma, Inc. (a)	261	9,135
Aldeyra Therapeutics, Inc. (a)	1,232	9,209
Argenx SE - ADR (a)	667	51,746
Array BioPharma, Inc. (a)	2,960	43,867
Biogen, Inc. (a)	45	15,651
BioMarin Pharmaceutical, Inc. (a)	1,465	132,187
Bluebird Bio, Inc. (a)	72	14,753

Celgene Corporation (a)	170	17,197
Clementia Pharmaceuticals, Inc. (a)(b)	3,751	60,054
Clovis Oncology, Inc. (a)	339	20,510
Curis, Inc. (a)	2,092	1,291
Cytokinetics, Inc. (a)	675	6,210
CytomX Therapeutics, Inc. (a)	17	455
Epizyme, Inc. (a)	179	2,891
Exelixis, Inc. (a)	1,465	44,404
FibroGen, Inc. (a)	1,530	89,582
Five Prime Therapeutics, Inc. (a)	127	2,540
Geron Corporation (a)	335	821
Global Blood Therapeutics, Inc. (a)	179	10,364
Immunomedics, Inc. (a)	1,544	25,738
Incyte Corporation (a)	447	40,360
Insmed, Inc. (a)	1,148	29,205
Insys Therapeutics, Inc. (a)	642	6,073
Ionis Pharmaceuticals, Inc. (a)	447	23,476
Keryx Biopharmaceuticals, Inc. (a)	1,086	5,028
Loxo Oncology, Inc. (a)	180	18,265
Mersana Therapeutics, Inc. (a)	85	1,211
Neurocrine Biosciences, Inc. (a)	1,053	90,000
Portola Pharmaceuticals, Inc. (a)	169	8,671
Prothena Corporation plc (a)(b)	45	1,881
Rigel Pharmaceuticals, Inc. (a)	5,086	20,344
Sarepta Therapeutics, Inc. (a)	1,620	106,175
Seattle Genetics, Inc. (a)	287	15,010
Shire plc - ADR	806	112,872
Syros Pharmaceuticals, Inc. (a)	360	3,449
TESARO, Inc. (a)	169	11,401
TG Therapeutics, Inc. (a)	178	2,047
Ultragenyx Pharmaceutical, Inc. (a)	252	13,444
Vanda Pharmaceuticals, Inc. (a)	845	13,393
Vertex Pharmaceuticals, Inc. (a)	900	150,183
		1,311,621
Building Products - 0.20%
American Woodmark Corporation (a)	248	33,691
Masco Corporation	1,364	60,916
Owens Corning	424	39,419
		134,026
Capital Markets - 0.52%
The Charles Schwab Corporation	1,385	73,876
CME Group, Inc.	450	69,066
Franklin Resources, Inc.	2,250	95,422
MLP SE (b)	4,000	28,183
WisdomTree Investments, Inc.	6,722	77,908
		344,455
Chemicals - 0.28%
Albemarle Corporation	89	9,932
DowDuPont, Inc.	488	36,883
Huntsman Corporation	2,148	74,256
Rayonier Advanced Materials, Inc.	3,174	60,052
		181,123
Communications Equipment - 1.02%
Acacia Communications, Inc. (a)	845	31,189
Ciena Corporation (a)	6,090	129,595
Cisco Systems, Inc.	2,238	92,967
Extreme Networks, Inc. (a)	900	13,527
Finisar Corporation (a)	1,800	32,328
Infinera Corporation (a)	3,340	21,610
Lumentum Holdings, Inc. (a)	1,253	58,014
NetScout Systems, Inc. (a)	2,237	63,754
Oclaro, Inc. (a)	4,475	26,581
Palo Alto Networks, Inc. (a)	1,125	177,604
Radware Ltd. (a)(b)	1,350	27,149
		674,318

Construction & Engineering - 0.20%
Dycom Industries, Inc. (a)	1,100	128,381

Construction Materials - 0.01%
Eagle Materials, Inc.	68	7,619

Distributors - 0.01%
Funko, Inc., Class A (a)	751	5,535

Diversified Consumer Services - 0.29%
Service Corporation International	4,748	189,778

Diversified Financial Services - 0.06%
FGL Holdings (a)(b)	4,218	37,793

Diversified Telecommunication Services - 0.02%
ORBCOMM, Inc. (a)	890	10,226

Electric Utilities - 2.78%
ALLETE, Inc.	339	24,557
American Electrical Power Company, Inc.	4,673	321,409
Avangrid, Inc.	39	1,900
Exelon Corporation	10,573	407,166
FirstEnergy Corporation	7,902	259,976
Fortis, Inc. (b)	969	34,238
Great Plains Energy, Inc.	3,723	115,860
NextEra Energy, Inc.	2,441	386,703
Pinnacle West Capital Corporation	339	27,103
PPL Corporation	7,109	226,564
The Southern Company	555	25,036
		1,830,512
Electrical Equipment - 0.18%
Eaton Corporation plc (b)	165	13,855
Emerson Electric Company	682	49,261
Rockwell Automation, Inc.	116	22,885
TPI Composites, Inc. (a)	300	6,024
Vestas Wind Systems A/S (b)	431	29,398
		121,423
Electronic Equipment, Instruments & Components - 0.15%
Coherent, Inc. (a)	90	23,357
Flex Ltd. (a)(b)	3,150	56,731
II-VI, Inc. (a)	360	15,354
		95,442
Energy Equipment & Services - 0.33%
Halliburton Company	1,760	94,512
Liberty Oilfield Services, Inc., Class A (a)	3,639	80,567
Transocean Ltd. (a)(b)	3,602	38,866
		213,945
Food & Staples Retailing - 0.07%
Costco Wholesale Corporation	54	10,523
Wal-Mart Stores, Inc.	316	33,686
		44,209
Food Products - 1.55%
BRF SA - ADR (a)	2,205	24,542
Bunge Ltd. (b)	1,348	107,072
Calavo Growers, Inc.	811	70,557
Conagra Brands, Inc.	982	37,316
The Hain Celestial Group, Inc. (a)	1,567	59,765
Hostess Brands, Inc. (a)	8,377	115,603
The Kraft Heinz Company	239	18,735
Mondelez International, Inc., Class A	1,822	80,897
Nomad Foods Ltd. (a)(b)	3,960	67,478
Pinnacle Foods, Inc.	3,704	229,426

Post Holdings, Inc. (a)	1,557	117,818
Tyson Foods, Inc., Class A	1,209	92,017
		1,021,226
Health Care Equipment & Supplies - 0.88%
Abbott Laboratories	801	49,790
ABIOMED, Inc. (a)	549	129,015
AtriCure, Inc. (a)	449	7,323
Boston Scientific Corporation (a)	990	27,681
Cardiovascular Systems, Inc. (a)	423	10,452
DexCom, Inc. (a)	1,296	75,427
Edwards Lifesciences Corporation (a)	592	74,935
Endologix, Inc. (a)	339	1,404
GenMark Diagnostics, Inc. (a)	3,441	18,719
IDEXX Laboratories, Inc. (a)	84	15,711
Insulet Corporation (a)	36	2,755
iRhythm Technologies, Inc. (a)	371	22,123
K2M Group Holdings, Inc. (a)	1,775	37,399
Nevro Corporation (a)	760	60,998
NuVasive, Inc. (a)	253	12,364
Tactile Systems Technology, Inc. (a)	422	13,306
Tandem Diabetes Care, Inc. (a)	178	495
ViewRay, Inc. (a)	270	2,411
Wright Medical Group NV (a)(b)	724	16,471
		578,779
Health Care Providers & Services - 0.31%
Acadia Healthcare Company, Inc. (a)	507	17,279
Centene Corporation (a)	306	32,815
Diplomat Pharmacy, Inc. (a)	360	9,716
Envision Healthcare Corporation (a)	335	12,057
Henry Schein, Inc. (a)	17	1,287
Humana, Inc.	351	98,922
Owens & Minor, Inc.	45	948
Patterson Companies, Inc.	201	7,214
UnitedHealth Group, Inc.	90	21,310
		201,548
Hotels, Restaurants & Leisure - 3.25%
BJ's Restaurants, Inc.	4,939	186,447
Boyd Gaming Corporation	670	26,445
Caesars Entertainment Corporation (a)	11,316	157,858
Carrols Restaurant Group, Inc. (a)	4,355	54,220
Darden Restaurants, Inc.	1,666	159,686
Dave & Buster's Entertainment, Inc. (a)	1,772	83,284
Domino's Pizza, Inc.	781	169,360
Eldorado Resorts, Inc. (a)	3,800	131,290
Hilton Grand Vacations, Inc. (a)	1,878	84,454
Hilton Worldwide Holdings, Inc.	2,322	198,879
Hyatt Hotels Corporation, Class A (a)	2,335	189,836
ILG, Inc.	447	14,040
International Game Technology plc (b)	3,888	113,024
Marriott International, Inc., Class A	758	111,684
McDonald's Corporation	732	125,275
MGM Resorts International	720	26,244
Norwegian Cruise Line Holdings Ltd. (a)(b)	268	16,278
Penn National Gaming, Inc. (a)	4,654	148,509
SeaWorld Entertainment, Inc. (a)	5,655	86,239
Wingstop, Inc.	1,165	56,339
		2,139,391
Household Durables - 0.15%
Newell Brands, Inc.	2,600	68,744
NVR, Inc. (a)	10	31,782
		100,526
Household Products - 0.02%
Colgate-Palmolive Company	144	10,691

Independent Power and Renewable Electricity Producers - 0.56%
NextEra Energy Partners LP	914	41,048
NRG Energy, Inc.	8,718	226,755
Vistra Energy Corporation (a)	5,020	97,890
		365,693
Industrial Conglomerates - 0.12%
General Electric Company	1,267	20,488
Honeywell International, Inc.	372	59,397
		79,885
Insurance - 1.07%
Arch Capital Group Ltd. (a)(b)	1,350	122,769
Aspen Insurance Holdings Ltd. (b)	4,950	184,882
Athene Holding Ltd., Class A (a)(b)	4,450	223,212
Axis Capital Holdings Ltd. (b)	2,700	136,431
The Hartford Financial Services Group, Inc.	630	37,019
		704,313
Internet & Direct Marketing Retail - 0.41%
Amazon.com, Inc. (a)	99	143,638
Duluth Holdings, Inc., Class B (a)	4,297	75,670
Groupon, Inc. (a)	8,950	47,346
		266,654
Internet Software & Services - 0.87%
comScore, Inc. (a)	13,618	308,448
Cornerstone OnDemand, Inc. (a)	900	37,017
eBay, Inc. (a)	900	36,522
IAC/InterActiveCorp (a)	162	23,485
Mimecast Ltd. (a)(b)	730	22,447
New Relic, Inc. (a)	270	16,127
Nutanix, Inc., Class A (a)	1,350	43,335
Okta, Inc. (a)	835	24,591
The Trade Desk, Inc., Class A (a)	754	36,554
Twitter, Inc. (a)	998	25,758
		574,284
IT Services - 0.91%
Acxiom Corporation (a)	3,381	91,524
Booz Allen Hamilton Holding Corporation	1,800	70,524
CACI International, Inc., Class A (a)	320	44,976
DXC Technology Company	1,403	139,669
Everi Holdings, Inc. (a)	8,149	63,073
Global Payments, Inc.	810	90,542
International Business Machines Corporation	226	36,996
Leidos Holdings, Inc.	540	35,964
Teradata Corporation (a)	592	23,976
		597,244
Leisure Products - 0.50%
American Outdoor Brands Corporation (a)	8,435	100,629
Brunswick Corporation	2,519	158,143
Callaway Golf Company	4,872	71,959
Old PSG Wind-Down Ltd. (a)(b)	2,127	866
		331,597
Life Sciences Tools & Services - 0.10%
Accelerate Diagnostics, Inc. (a)	84	2,427
Agilent Technologies, Inc.	502	36,862
Fluidigm Corporation (a)	2,970	18,206
NanoString Technologies, Inc. (a)	593	4,459
Pacific Biosciences of California, Inc. (a)	675	1,917
QIAGEN NV (a)(b)	89	2,981
		66,852
Machinery - 0.95%
Caterpillar, Inc.	350	56,973
Deere & Company	397	66,069
Dover Corporation	801	85,074
Energy Recovery, Inc. (a)	6,044	46,720
Gates Industrial Corp plc (a)(b)	4,132	80,987

Kennametal, Inc.	525	25,609
Parker-Hannifin Corporation	104	20,948
Stanley Black & Decker, Inc.	466	77,463
The Timken Company	418	21,966
Trinity Industries, Inc.	1,985	68,423
Wabash National Corporation	359	9,273
Wabtec Corporation	814	65,967
		625,472
Marine - 0.03%
Kirby Corporation (a)	301	22,545

Media - 0.25%
Nexstar Media Group, Inc., Class A	350	26,285
Sinclair Broadcast Group, Inc., Class A	1,259	46,709
Twenty-First Century Fox, Inc., Class A	1,080	39,852
The Walt Disney Company	447	48,575
		161,421
Metals & Mining - 0.05%
United States Steel Corporation	900	33,669

Multiline Retail - 0.23%
Dollar Tree, Inc. (a)	1,345	154,675

Multi-Utilities - 1.96%
CenterPoint Energy, Inc.	877	24,714
CMS Energy Corporation	5,784	258,834
Dominion Resources, Inc.	3,988	304,843
E.ON SE (b)	1,253	13,170
NiSource, Inc.	1,275	31,467
Public Service Enterprise Group, Inc.	6,144	318,689
RWE AG (a)(b)	1,220	24,469
Sempra Energy	2,922	312,712
		1,288,898
Oil, Gas & Consumable Fuels - 6.05%
Andeavor	93	10,059
Arch Coal, Inc., Class A	265	23,853
Ardmore Shipping Corporation (a)(b)	6,604	46,888
Cabot Oil & Gas Corporation	4,647	122,448
Carrizo Oil & Gas, Inc. (a)	7,736	155,571
Centennial Resource Development, Inc., Class A (a)	10,219	208,570
Cimarex Energy Company	540	60,588
CONSOL Energy, Inc. (a)	972	31,522
Continental Resources, Inc. (a)	4,271	237,169
Devon Energy Corporation	4,308	178,222
Diamondback Energy, Inc. (a)	1,610	202,055
Encana Corporation (b)	17,110	211,822
Energy Transfer Equity LP	562	10,285
Energy Transfer Partners LP	112	2,244
EnLink Midstream Partners LP	1,632	28,527
Enterprise Products Partners LP	1,127	31,128
EOG Resources, Inc.	2,372	272,780
Extraction Oil & Gas, Inc. (a)	3,720	52,452
Genesis Energy LP	744	17,134
Golar LNG Ltd. (b)	6,519	177,904
Halcon Resources Corporation (a)	5,436	43,434
Hess Midstream Partners LP	179	3,902
Lilis Energy, Inc. (a)	3,543	15,235
Marathon Oil Corporation	10,138	184,410
Matador Resources Company (a)	7,497	242,978
Navigator Holdings Ltd. (a)(b)	1,145	14,084
NGL Energy Partners LP	82	1,373
Noble Energy, Inc.	7,566	230,914
Oasis Petroleum, Inc. (a)	17,025	147,436
ONEOK, Inc.	1,868	109,950

Parsley Energy, Inc., Class A (a)	2,418	57,065
RSP Permian, Inc. (a)	5,337	211,772
Scorpio Tankers, Inc. (b)	24,340	64,744
SM Energy Company	6,742	157,426
Tallgrass Energy Partners LP	573	25,212
Targa Resources Corporation	20	960
Tellurian, Inc. (a)	877	9,954
TransCanada Corporation (b)	465	21,409
Western Gas Partners LP	950	47,766
The Williams Companies, Inc.	2,430	76,278
WPX Energy, Inc. (a)	16,177	238,287
		3,985,810
Paper & Forest Products - 0.08%
Louisiana-Pacific Corporation (a)	1,846	54,660

Personal Products - 0.09%
Avon Products, Inc. (a)(b)	895	2,184
Beiersdorf AG (b)	216	25,610
e.l.f. Beauty, Inc. (a)	1,458	29,977
		57,771
Pharmaceuticals - 0.59%
Achaogen, Inc. (a)	435	4,772
Aerie Pharmaceuticals, Inc. (a)	801	43,935
Alimera Sciences, Inc. (a)	1,339	1,567
Allergan plc (b)	356	64,172
Aratana Therapeutics, Inc. (a)	1,013	4,690
AstraZeneca plc - ADR	2,282	80,007
Bristol Myers-Squibb Company	338	21,159
CymaBay Therapeutics, Inc. (a)	648	7,724
GW Pharmaceuticals plc - ADR (a)	252	34,809
Intra-Cellular Therapies, Inc. (a)	1,724	29,342
Merck & Company, Inc.	424	25,122
MyoKardia, Inc. (a)	537	27,709
Nektar Therapeutics (a)	36	3,010
Newron Pharmaceuticals SpA (a)(b)	1,350	16,187
Novartis AG - ADR	143	12,879
Paratek Pharmaceuticals, Inc. (a)	627	9,562
		386,646
Professional Services - 0.07%
ManpowerGroup, Inc.	354	46,512

Real Estate Investment Trusts (REITs) - 9.38%
American Campus Communities, Inc.	8,100	311,526
AvalonBay Communities, Inc.	2,093	356,647
Boston Properties, Inc.	2,250	278,348
Camden Property Trust	4,098	354,723
Columbia Property Trust, Inc.	13,500	295,515
Corporate Office Properties Trust	3,408	93,039
Cousins Properties, Inc.	25,200	226,800
CubeSmart	7,608	209,448
Empire State Realty Trust, Inc., Class A	11,635	227,464
First Industrial Realty Trust, Inc.	2,958	91,284
Franklin Street Properities Corporation	9,865	100,031
HCP, Inc.	18,795	452,584
Host Hotels & Resorts, Inc.	8,307	172,453
Hudson Pacific Properties, Inc.	23,400	748,098
Kilroy Realty Corporation	1,800	128,376
Omega Healthcare Investors, Inc.	1,611	43,562
Physicians Realty Trust	4,770	77,751
Prologis, Inc.	5,844	380,503
Retail Opportunity Investments Corporation	6,747	123,942
Retail Properties of America, Inc., Class A	13,093	157,771
Rexford Industrial Realty, Inc.	1,454	43,169
Sabra Health Care REIT, Inc.	2,864	51,838

Sun Communities, Inc.	4,950	439,758
Terreno Realty Corporation	3,132	111,499
VEREIT, Inc.	45,630	328,536
Washington Real Estate Investment Trust	7,650	219,249
Weingarten Realty Investors	5,211	153,985
		6,177,899
Road & Rail - 1.81%
Canadian National Railway Company (b)	2,616	209,594
Celadon Group, Inc.	19,923	110,573
Covenant Transportation Group, Inc., Class A (a)	2,610	76,551
Genesee & Wyoming, Inc., Class A (a)	82	6,548
Heartland Express, Inc.	1,165	26,434
J.B. Hunt Transport Services, Inc.	1,710	206,619
Kansas City Southern	1,174	132,815
Knight-Swift Transportation Holdings, Inc.	1,440	71,697
Ryder System, Inc.	1,890	164,487
TFI International, Inc. (b)	4,925	127,329
Union Pacific Corporation	450	60,075
		1,192,722
Semiconductors & Semiconductor Equipment - 0.83%
Analog Devices, Inc.	358	32,893
Applied Materials, Inc.	1,074	57,598
Broadcom Ltd. (b)	180	44,645
Maxim Integrated Products, Inc.	720	43,920
Microchip Technology, Inc.	540	51,419
Micron Technology, Inc. (a)	5,079	222,054
Microsemi Corporation (a)	448	27,682
NVIDIA Corporation	90	22,122
QUALCOMM, Inc.	360	24,570
Silicon Motion Technology Corporation - ADR	448	22,257
		549,160
Software - 1.40%
Activision Blizzard, Inc.	420	31,135
Adobe Systems, Inc. (a)	358	71,514
Citrix Systems, Inc. (a)	450	41,742
CommVault Systems, Inc. (a)	3,249	173,334
CyberArk Software Ltd. (a)(b)	788	34,105
Electronic Arts, Inc. (a)	272	34,533
FireEye, Inc. (a)	3,580	53,986
Imperva, Inc. (a)	2,774	121,363
Microsoft Corporation	945	89,784
Oracle Corporation	1,104	56,955
RingCentral, Inc., Class A (a)	509	27,639
Tableau Software, Inc., Class A (a)	180	13,826
Take-Two Interactive Software, Inc. (a)	677	85,756
Tyler Technologies, Inc. (a)	179	36,070
VMware, Inc., Class A (a)	180	22,282
Zynga, Inc., Class A (a)	8,450	30,251
		924,275
Specialty Retail - 1.66%
AutoZone, Inc. (a)	136	104,100
CarMax, Inc. (a)	180	12,846
The Children's Place, Inc.	622	93,176
Conn's, Inc. (a)	2,048	68,198
Dick's Sporting Goods, Inc.	3,389	106,618
Hibbett Sports, Inc. (a)	2,746	62,060
L Brands, Inc.	1,170	58,605
Lowe's Companies, Inc.	651	68,179
The Michaels Companies, Inc. (a)	6,048	162,510
National Vision Holdings, Inc. (a)	1,743	68,186
The TJX Companies, Inc.	3,580	287,546
		1,092,024
Technology Hardware, Storage & Peripherals - 0.73%
Diebold Nixdorf, Inc.	15,585	287,543

Electronics For Imaging, Inc. (a)	2,354	68,831
Pure Storage, Inc., Class A (a)	1,440	29,001
Seagate Technology plc (b)	540	29,808
Western Digital Corporation	720	64,066
		479,249
Textiles, Apparel & Luxury Goods - 0.58%
Adidas AG (b)	126	29,279
PVH Corporation	982	152,289
Tapestry, Inc.	4,227	198,838
		380,406
Trading Companies & Distributors - 0.13%
Beacon Roofing Supply, Inc. (a)	737	44,589
BMC Stock Holdings, Inc. (a)	683	15,299
United Rentals, Inc. (a)	146	26,442
		86,330
Total Long Common Stocks
(Cost $33,656,419)		33,776,447

LONG EXCHANGE TRADED FUNDS - 45.26%
Energy Select Sector SPDR Fund	438	32,784
Financial Select Sector SPDR Fund	1,675	49,814
Guggenheim S&P 500 Equal Weight ETF (c)	55,221	5,823,607
Health Care Select Sector SPDR Fund	738	65,018
iPATH S&P 500 VIX Short-Term Futures ETN (a)	46	1,378
iShares 20+ Year Treasury Bond ETF	694	85,175
iShares 7-10 Year Treasury Bond ETF (c)	73,329	7,574,886
iShares iBoxx $ High Yield Corporate Bond ETF (c)	87,275	7,619,107
iShares iBoxx $ Investment Grade Corporate Bond ETF (c)	63,897	7,672,113
iShares MSCI China ETF	710	53,115
iShares Russell 2000 ETF	2,685	419,827
iShares U.S. Home Construction ETF	986	42,280
SPDR S&P Regional Banking ETF	540	33,642
Technology Select Sector SPDR Fund	1,294	88,574
United States Oil Fund LP (a)	2,779	36,071
Utilities Select Sector SPDR Fund	2,959	151,027
WisdomTree Japan Hedged Equity Fund	825	49,822
Total Long Exchange Traded Funds		29,798,240
(Cost $29,561,193)

PURCHASED OPTIONS - 0.66%	Contracts (d)	Notional Cost
Purchased Call Options (a) - 0.44%
Acxiom Corporation
Expiration: February 2018, Exercise Price: $25.00	3	$8,121	750
American International Group, Inc.
Expiration: March 2018, Exercise Price: $65.00	41	262,072	5,494
Anadarko Petroleum Corporation
Expiration: February 2018, Exercise Price: $60.00	88	528,440	13,376
Arch Capital Group Ltd.
Expiration: March 2018, Exercise Price: $90.00	1	9,094	370
Expiration: March 2018, Exercise Price: $95.00	18	163,692	2,790
Expiration: March 2018, Exercise Price: $100.00	54	491,076	2,970
Aspen Insurance Holdings Ltd.
Expiration: March 2018, Exercise Price: $45.00	73	272,655	5,840
AutoZone, Inc.
Expiration: February 2018, Exercise Price: $770.00	3	229,632	5,520
Expiration: March 2018, Exercise Price: $810.00	1	76,544	1,950
Avon Products, Inc.
Expiration: March 2018, Exercise Price: $2.50	59	14,396	1,917
Axis Capital Holdings Ltd.
Expiration: March 2018, Exercise Price: $55.00	56	282,968	2,800
Bombardier, Inc., Class B
Expiration: March 2018, Exercise Price: $3.50	28	7,922	455
Boyd Gaming Corporation
Expiration: February 2018, Exercise Price: $36.50	19	74,993	6,623

Broadcom Ltd.
Expiration: February 2018, Exercise Price: $250.00	3	74,409	690
Brunswick Corporation
Expiration: March 2018, Exercise Price: $70.00	4	25,112	320
Bunge Ltd.
Expiration: March 2018, Exercise Price: $80.00	17	135,031	5,865
Expiration: April 2018, Exercise Price: $75.00	11	87,373	7,590
Callaway Golf Company
Expiration: February 2018, Exercise Price: $14.50	58	85,666	4,636
Expiration: March 2018, Exercise Price: $15.00	25	36,925	1,812
Expiration: March 2018, Exercise Price: $15.25	66	97,482	4,048
Callon Petroleum Company
Expiration: February 2018, Exercise Price: $13.00	35	39,725	175
CarMax, Inc.
Expiration: February 2018, Exercise Price: $75.00	84	599,508	3,150
Expiration: March 2018, Exercise Price: $72.50	12	85,644	2,520
Celadon Group, Inc.
Expiration: March 2018, Exercise Price: $7.50	40	22,200	900
Citigroup, Inc.
Expiration: February 2018, Exercise Price: $80.00	13	102,024	799
Conduent, Inc.
Expiration: March 2018, Exercise Price: $17.50	27	44,280	607
Dick's Sporting Goods, Inc.
Expiration: February 2018, Exercise Price: $38.00	9	28,314	22
Expiration: March 2018, Exercise Price: $30.00	19	59,774	5,795
Expiration: March 2018, Exercise Price: $31.00	7	22,022	1,715
Dynegy, Inc.
Expiration: March 2018, Exercise Price: $12.00	65	81,380	5,687
Edison International
Expiration: April 2018, Exercise Price: $72.50	24	150,072	420
Eldorado Resorts, Inc.
Expiration: March 2018, Exercise Price: $33.00	22	76,010	6,094
Energy Recovery, Inc.
Expiration: March 2018, Exercise Price: $10.00	30	23,190	1,200
Energy Transfer Equity LP
Expiration: February 2018, Exercise Price: $18.00	88	161,040	4,268
Expiration: March 2018, Exercise Price: $19.00	120	219,600	4,440
Energy Transfer Partners LP
Expiration: March 2018, Exercise Price: $19.00	109	218,436	13,080
Enterprise Products Partners LP
Expiration: February 2018, Exercise Price: $29.00	18	49,716	180
Expiration: March 2018, Exercise Price: $28.00	57	157,434	3,847
Expiration: March 2018, Exercise Price: $29.00	132	364,584	4,290
Express Scripts Holding Company
Expiration: February 2018, Exercise Price: $75.00	2	15,836	970
Expiration: February 2018, Exercise Price: $82.50	9	71,262	531
Expiration: March 2018, Exercise Price: $82.50	1	7,918	205
Expiration: March 2018, Exercise Price: $85.00	5	39,590	645
First Republic Bank
Expiration: February 2018, Exercise Price: $100.00	44	394,020	1,760
Expiration: March 2018, Exercise Price: $100.00	4	35,820	240
Golar LNG Ltd.
Expiration: March 2018, Exercise Price: $32.50	37	100,973	1,665
Groupon, Inc.
Expiration: February 2018, Exercise Price: $5.00	26	13,754	1,456
Harley-Davidson, Inc.
Expiration: February 2018, Exercise Price: $55.00	7	33,922	25
The Hartford Financial Services Group, Inc.
Expiration: February 2018, Exercise Price: $60.00	72	423,072	6,444
Hibbett Sports, Inc.
Expiration: February 2018, Exercise Price: $22.50	11	24,860	1,513
Expiration: March 2018, Exercise Price: $24.00	9	20,340	1,560
Hilton Grand Vacations, Inc.
Expiration: March 2018, Exercise Price: $43.00	12	53,964	3,545

Hilton Worldwide Holdings, Inc.
Expiration: March 2018, Exercise Price: $90.00	15	128,475	2,025
Host Hotels & Resorts, Inc.
Expiration: February 2018, Exercise Price: $21.00	22	45,672	550
Hyatt Hotels Corporation, Class A
Expiration: March 2018, Exercise Price: $85.00	27	219,510	3,038
International Business Machines Corporation
Expiration: February 2018, Exercise Price: $170.00	3	49,110	126
The Kraft Heinz Company
Expiration: February 2018, Exercise Price: $82.50	10	78,390	250
Expiration: February 2018, Exercise Price: $85.00	7	54,873	87
Expiration: March 2018, Exercise Price: $83.00	20	156,780	1,205
Expiration: April 2018, Exercise Price: $85.00	2	15,678	115
Leonardo SpA
Expiration: February 2018, Exercise Price: $11.00	3	18,105	16
Mattel, Inc.
Expiration: April 2018, Exercise Price: $17.00	40	63,360	5,700
MetLife, Inc.
Expiration: March 2018, Exercise Price: $50.00	89	427,823	8,010
The Michaels Companies, Inc.
Expiration: March 2018, Exercise Price: $30.00	37	99,419	1,758
Murphy USA, Inc.
Expiration: February 2018, Exercise Price: $85.00	2	17,062	600
NCR Corporation
Expiration: April 2018, Exercise Price: $40.00	17	63,767	2,465
Newfield Exploration Company
Expiration: February 2018, Exercise Price: $34.00	22	69,652	605
Noble Energy, Inc.
Expiration: February 2018, Exercise Price: $32.50	18	54,936	450
Northern Trust Corporation
Expiration: March 2018, Exercise Price: $110.00	16	168,624	2,160
NRG Energy, Inc.
Expiration: February 2018, Exercise Price: $28.00	45	117,045	1,800
ONEOK, Inc.
Expiration: March 2018, Exercise Price: $60.00	22	129,492	3,190
Owens & Minor, Inc.
Expiration: February 2018, Exercise Price: $25.00	1	2,106	5
Expiration: March 2018, Exercise Price: $22.50	1	2,106	70
Penn National Gaming, Inc.
Expiration: February 2018, Exercise Price: $31.00	34	108,494	5,355
Expiration: February 2018, Exercise Price: $33.00	12	38,292	720
Expiration: March 2018, Exercise Price: $33.50	9	28,719	897
PepsiCo, Inc.
Expiration: February 2018, Exercise Price: $125.00	4	48,120	46
Pfizer, Inc.
Expiration: February 2018, Exercise Price: $42.50	6	22,224	12
Pinnacle Foods, Inc.
Expiration: March 2018, Exercise Price: $60.00	45	278,730	19,350
Expiration: March 2018, Exercise Price: $65.00	7	43,358	1,698
Pioneer Natural Resources Company
Expiration: February 2018, Exercise Price: $185.00	14	256,074	6,020
Plains All American Pipeline LP
Expiration: February 2018, Exercise Price: $23.00	83	174,051	1,660
Expiration: February 2018, Exercise Price: $24.00	175	366,975	1,313
PowerShares DB US Dollar Index Bullish Fund
Expiration: March 2018, Exercise Price: $23.50	32	74,400	544
Expiration: March 2018, Exercise Price: $24.00	81	188,325	648
PowerShares QQQ Trust Series 1
Expiration: February 2018, Exercise Price: $169.00	9	152,460	1,071
PVH Corporation
Expiration: February 2018, Exercise Price: $140.00	12	186,096	18,540
Ralph Lauren Corporation
Expiration: February 2018, Exercise Price: $120.00	7	80,017	2,100

RenaissanceRe Holdings Ltd.
Expiration: February 2018, Exercise Price: $135.00	3	38,142	233
RPC, Inc.
Expiration: March 2018, Exercise Price: $24.00	19	38,380	190
SCANA Corporation
Expiration: August 2018, Exercise Price: $45.00	23	93,472	4,600
SeaWorld Entertainment, Inc.
Expiration: March 2018, Exercise Price: $16.00	4	6,100	300
SemGroup Corporation, Class A
Expiration: February 2018, Exercise Price: $30.00	37	106,005	1,573
Service Corporation International
Expiration: February 2018, Exercise Price: $39.00	11	43,967	1,924
Expiration: February 2018, Exercise Price: $40.50	36	143,892	3,263
SPDR S&P Oil & Gas Exploration & Production ETF
Expiration: February 2018, Exercise Price: $41.00	14	51,674	91
Expiration: February 2018, Exercise Price: $43.00	13	47,983	26
Targa Resources Corporation
Expiration: February 2018, Exercise Price: $50.00	83	398,400	4,773
The TJX Companies, Inc.
Expiration: March 2018, Exercise Price: $79.00	16	128,512	5,852
Triumph Group, Inc.
Expiration: February 2018, Exercise Price: $30.00	4	11,660	680
VanEck Vectors Oil Services ETF
Expiration: February 2018, Exercise Price: $29.00	92	252,632	1,748
Wingstop, Inc.
Expiration: February 2018, Exercise Price: $40.00	6	29,016	5,400
Expiration: March 2018, Exercise Price: $42.00	15	72,540	10,854
Expiration: March 2018, Exercise Price: $50.00	11	53,196	2,200
Total Purchased Call Options			293,470

Purchased Put Options (a) - 0.22%
Acacia Communications, Inc.
Expiration: February 2018, Exercise Price: $35.00	9	33,219	720
Altria Group, Inc.
Expiration: February 2018, Exercise Price: $70.00	3	21,102	174
Best Buy Company, Inc.
Expiration: February 2018, Exercise Price: $67.50	4	29,224	138
BJ's Restaurants, Inc.
Expiration: February 2018, Exercise Price: $37.00	9	33,975	972
Brunswick Corporation
Expiration: February 2018, Exercise Price: $61.00	8	50,224	1,391
CBOE Global Markets, Inc.
Expiration: February 2018, Exercise Price: $130.00	68	913,852	9,180
Expiration: March 2018, Exercise Price: $125.00	43	577,877	6,880
Chico's FAS, Inc.
Expiration: February 2018, Exercise Price: $9.00	16	15,216	360
Expiration: February 2018, Exercise Price: $10.00	29	27,579	2,102
Expiration: March 2018, Exercise Price: $9.00	5	4,755	288
CME Group, Inc.
Expiration: February 2018, Exercise Price: $150.00	12	184,176	2,610
Expiration: February 2018, Exercise Price: $155.00	5	76,740	2,125
Edwards Lifesciences Corporation
Expiration: February 2018, Exercise Price: $123.00	1	12,658	282
Enterprise Products Partners LP
Expiration: February 2018, Exercise Price: $28.00	19	52,478	902
Express Scripts Holding Company
Expiration: February 2018, Exercise Price: $77.50	2	15,836	225
Express, Inc.
Expiration: February 2018, Exercise Price: $9.25	36	25,128	8,259
Expiration: April 2018, Exercise Price: $7.00	7	4,886	560
FedEx Corporation
Expiration: February 2018, Exercise Price: $260.00	1	26,248	355
Financial Select Sector SPDR Fund
Expiration: February 2018, Exercise Price: $28.00	101	300,374	657
Expiration: February 2018, Exercise Price: $29.00	6	17,844	93

Flex Ltd.
Expiration: February 2018, Exercise Price: $18.50	18	32,418	1,053
Golar LNG Ltd.
Expiration: February 2018, Exercise Price: $27.50	27	73,683	3,307
Harley-Davidson, Inc.
Expiration: February 2018, Exercise Price: $47.50	11	53,306	1,116
Expiration: February 2018, Exercise Price: $50.00	35	169,610	8,768
Expiration: February 2018, Exercise Price: $52.50	4	19,384	1,880
Expiration: February 2018, Exercise Price: $54.50	18	87,228	12,690
Intercontinental Exchange, Inc.
Expiration: February 2018, Exercise Price: $75.00	18	132,912	3,870
iShares MSCI Emerging Markets ETF
Expiration: March 2018, Exercise Price: $51.00	27	137,781	3,415
iShares Russell 2000 ETF
Expiration: February 2018, Exercise Price: $154.00	8	125,088	876
Expiration: February 2018, Exercise Price: $155.00	28	437,808	4,021
iShares U.S. Real Estate ETF
Expiration: February 2018, Exercise Price: $76.00	9	70,704	234
JPMorgan Alerian MLP Index ETN
Expiration: February 2018, Exercise Price: $29.00	55	161,425	1,980
JPMorgan Chase & Company
Expiration: February 2018, Exercise Price: $110.00	59	682,453	1,741
Kimberly-Clark Corporation
Expiration: February 2018, Exercise Price: $115.00	3	35,100	315
Murphy USA, Inc.
Expiration: February 2018, Exercise Price: $85.00	2	17,062	490
Neurocrine Biosciences, Inc.
Expiration: March 2018, Exercise Price: $85.00	2	17,094	1,070
NIKE, Inc., Class B
Expiration: February 2018, Exercise Price: $65.00	5	34,110	138
Norwegian Cruise Line Holdings Ltd.
Expiration: February 2018, Exercise Price: $57.50	5	30,370	213
Open Text Corporation
Expiration: February 2018, Exercise Price: $35.00	4	13,700	600
O'Reilly Automotive, Inc.
Expiration: February 2018, Exercise Price: $270.00	5	132,345	6,525
Proofpoint, Inc.
Expiration: February 2018, Exercise Price: $95.00	5	51,010	687
Expiration: February 2018, Exercise Price: $100.00	3	30,606	983
Qorvo, Inc.
Expiration: February 2018, Exercise Price: $65.00	3	21,531	300
SPDR S&P 500 ETF Trust
Expiration: February 2018, Exercise Price: $274.00	33	930,270	181
Expiration: February 2018, Exercise Price: $275.00	60	1,691,400	360
Expiration: February 2018, Exercise Price: $277.00	117	3,298,230	10,292
Expiration: February 2018, Exercise Price: $278.00	122	3,439,180	17,141
Expiration: February 2018, Exercise Price: $280.00	9	253,710	333
SPDR S&P Biotech ETF
Expiration: February 2018, Exercise Price: $83.00	1	9,337	18
Expiration: February 2018, Exercise Price: $84.00	1	9,337	25
SPDR S&P Oil & Gas Exploration & Production ETF
Expiration: February 2018, Exercise Price: $37.00	23	84,893	1,840
SPDR S&P Retail ETF
Expiration: February 2018, Exercise Price: $46.00	19	89,718	817
Expiration: February 2018, Exercise Price: $47.00	10	47,220	760
Targa Resources Corporation
Expiration: February 2018, Exercise Price: $47.00	19	91,200	1,710
Target Corporation
Expiration: February 2018, Exercise Price: $75.00	8	60,176	1,192
Tempur Sealy International, Inc.
Expiration: February 2018, Exercise Price: $60.00	1	5,964	193
Toll Brothers, Inc.
Expiration: February 2018, Exercise Price: $46.00	4	18,632	340

United States Oil Fund LP
Expiration: February 2018, Exercise Price: $12.50	184	238,832	92
Utilities Select Sector SPDR Fund
Expiration: February 2018, Exercise Price: $50.00	160	816,640	4,080
Visa, Inc., Class A
Expiration: February 2018, Exercise Price: $115.00	59	732,957	2,891
Wells Fargo & Company
Expiration: February 2018, Exercise Price: $62.50	8	52,624	200
The Wendy's Company
Expiration: February 2018, Exercise Price: $16.00	14	22,652	490
Expiration: March 2018, Exercise Price: $16.00	4	6,472	280
The Western Union Company
Expiration: February 2018, Exercise Price: $21.00	38	79,002	2,850
Zoe's Kitchen, Inc.
Expiration: February 2018, Exercise Price: $17.50	4	5,888	1,130
Expiration: March 2018, Exercise Price: $15.00	7	10,304	928
Total Purchased Put Options			142,688

Total Purchased Options
(Cost $475,797)			436,158

Total Long Investments
(Cost $63,686,509) - 97.23%			64,010,845

SECURITIES SOLD SHORT (e) - (50.11)%	Shares
SHORT COMMON STOCKS - (38.53)%
Aerospace & Defense - (0.70)%
Arconic, Inc.	(1,690)	(50,802)
The Boeing Company	(198)	(70,165)
BWX Technologies, Inc.	(1,943)	(123,264)
General Dynamics Corporation	(360)	(80,093)
Harris Corporation	(90)	(14,344)
L3 Technologies, Inc.	(585)	(124,289)
		(462,957)
Air Freight & Logistics - (0.91)%
Expeditors International of Washington, Inc.	(1,333)	(86,578)
FedEx Corporation	(1,949)	(511,574)
		(598,152)
Airlines - (0.13)%
American Airlines Group, Inc.	(268)	(14,558)
Southwest Airlines Company	(1,164)	(70,771)
WestJet Airlines Ltd. (b)	(16)	(320)
		(85,649)
Auto Components - (0.13)%
Aptiv Plc (b)	(85)	(8,065)
Autoliv, Inc. - SDR	(495)	(75,344)
		(83,409)
Automobiles - (0.31)%
Fiat Chrysler Automobiles NV (b)	(358)	(8,653)
General Motors Company	(1,773)	(75,193)
Thor Industries, Inc.	(504)	(68,876)
Winnebago Industries, Inc.	(1,191)	(54,131)
		(206,853)
Banks - (2.42)%
Australia and New Zealand Banking Group Ltd. (b)	(1,452)	(33,351)
BB&T Corporation	(4,500)	(248,355)
Fifth Third Bancorp	(3,580)	(118,498)
Huntington Bancshares, Inc.	(9,000)	(145,620)
M&T Bank Corporation	(2,070)	(394,915)
PNC Financial Services Group, Inc.	(2,250)	(355,545)
Wells Fargo & Company	(4,500)	(296,010)
		(1,592,294)
Beverages - (0.35)%
Carlsberg A/S, Class B (b)	(554)	(71,210)

The Coca-Cola Company	(3,393)	(161,473)
		(232,683)
Biotechnology - (0.39)%
AbbVie, Inc.	(414)	(46,459)
Alexion Pharmaceuticals, Inc.	(34)	(4,057)
Alnylam Pharmaceuticals, Inc.	(90)	(11,698)
Amgen, Inc.	(537)	(99,909)
AveXis, Inc.	(51)	(6,310)
Blueprint Medicines Corporation	(186)	(14,629)
Denali Therapeutics, Inc.	(801)	(18,631)
Intrexon Corporation	(326)	(4,238)
Ovid Therapeutics, Inc.	(254)	(2,159)
Regeneron Pharmaceuticals, Inc.	(136)	(49,865)
		(257,955)
Building Products - (0.07)%
Fortune Brands Home & Security, Inc.	(627)	(44,473)

Capital Markets - (0.59)%
CBOE Global Markets, Inc.	(360)	(48,381)
Moody's Corporation	(537)	(86,881)
TD Ameritrade Holding Corporation	(4,500)	(251,055)
		(386,317)
Chemicals - (0.09)%
CF Industries Holdings, Inc.	(601)	(25,507)
RPM International, Inc.	(611)	(31,894)
		(57,401)
Commercial Services & Supplies - (0.10)%
Covanta Holding Corporation	(585)	(9,565)
KAR Auction Services, Inc.	(126)	(6,872)
Republic Services, Inc.	(758)	(52,150)
		(68,587)
Communications Equipment - (0.16)%
F5 Networks, Inc.	(720)	(104,069)

Construction & Engineering - (0.08)%
Fluor Corporation	(810)	(49,167)

Construction Materials - (0.03)%
Cemex SAB de CV - ADR	(1,351)	(11,200)
Summit Materials, Inc., Class A	(359)	(11,470)
		(22,670)
Containers & Packaging - (0.14)%
AptarGroup, Inc.	(254)	(22,205)
Sealed Air Corporation	(1,440)	(68,184)
		(90,389)
Distributors - (0.06)%
Genuine Parts Company	(402)	(41,836)

Diversified Consumer Services - (0.04)%
H&R Block, Inc.	(1,052)	(27,920)

Diversified Telecommunication Services - (0.06)%
Zayo Group Holdings, Inc.	(1,011)	(37,104)

Electric Utilities - (1.18)%
Alliant Energy Corporation	(2,682)	(106,610)
Duke Energy Corporation	(3,499)	(274,672)
Edison International	(736)	(46,022)
Fortum OYJ (b)	(773)	(16,763)
IDACORP, Inc.	(190)	(16,393)
PG&E Corporation	(2,036)	(86,387)
Portland General Electric Company	(1,799)	(76,188)
The Xcel Energy, Inc.	(3,332)	(152,072)
		(775,107)

Electrical Equipment - (0.25)%
Eaton Corporation plc (b)	(417)	(35,015)
Generac Holdings, Inc.	(1,584)	(77,505)
Sensata Technologies Holding NV (b)	(720)	(40,500)
Siemens Gamesa Renewable Energy SA (b)	(720)	(11,234)
		(164,254)
Electronic Equipment, Instruments & Components - (0.39)%
AU Optronics Corporation - ADR	(12,600)	(60,354)
Jabil, Inc.	(1,800)	(45,774)
LG Display Company Ltd. - ADR	(1,780)	(26,540)
Zebra Technologies Corporation, Class A	(1,031)	(126,978)
		(259,646)
Energy Equipment & Services - (0.09)%
Liberty Oilfield Services, Inc., Class A	(1,629)	(36,066)
Patterson-UTI Energy, Inc.	(647)	(15,282)
ProPetro Holding Corporation	(360)	(6,725)
		(58,073)
Food & Staples Retailing - (0.18)%
Costco Wholesale Corporation	(198)	(38,584)
Koninklijke Ahold Delhaize NV (b)	(414)	(9,249)
The Kroger Company	(1,731)	(52,553)
United Natural Foods, Inc.	(417)	(19,849)
		(120,235)
Food Products - (0.94)%
Archer-Daniels-Midland Company	(2,149)	(92,300)
Flowers Foods, Inc.	(5,539)	(108,620)
General Mills, Inc.	(180)	(10,528)
The Hershey Company	(1,397)	(154,131)
Ingredion, Inc.	(188)	(27,004)
The JM Smucker Company	(646)	(81,971)
Kellogg Company	(895)	(60,958)
McCormick & Company, Inc.	(575)	(62,543)
Nestle SA, Reg (b)	(135)	(11,662)
Sanderson Farms, Inc.	(67)	(8,502)
		(618,219)
Health Care Equipment & Supplies - (0.24)%
Baxter International, Inc.	(270)	(19,448)
Becton, Dickinson and Company	(254)	(61,707)
Cantel Medical Corporation	(84)	(9,318)
Medtronic plc (b)	(605)	(51,963)
STERIS plc (b)	(167)	(15,184)
		(157,620)
Health Care Providers & Services - (0.36)%
AmerisourceBergen Corporation	(600)	(59,802)
Anthem, Inc.	(84)	(20,820)
Cardinal Health, Inc.	(152)	(10,912)
Express Scripts Holding Company	(890)	(70,470)
McKesson Corporation	(144)	(24,319)
Quest Diagnostics, Inc.	(504)	(53,333)
		(239,656)
Hotels, Restaurants & Leisure - (1.92)%
Carnival Corporation (b)	(615)	(44,040)
The Cheesecake Factory, Inc.	(2,311)	(113,678)
Chipotle Mexican Grill, Inc.	(160)	(51,961)
Cracker Barrel Old Country Store, Inc.	(350)	(61,768)
Dunkin' Brands Group, Inc.	(1,458)	(94,260)
Hyatt Hotels Corporation, Class A	(237)	(19,268)
Norwegian Cruise Line Holdings Ltd. (b)	(1,340)	(81,392)
Restaurant Brands International, Inc. (b)	(2,225)	(134,368)
Royal Caribbean Cruises Ltd. (b)	(1,011)	(135,019)
Sonic Corporation	(6,752)	(174,472)
Starbucks Corporation	(1,457)	(82,772)
Texas Roadhouse, Inc.	(673)	(39,518)
The Wendy's Company	(450)	(7,281)

Yum! Brands, Inc.	(1,678)	(141,942)
Zoe's Kitchen, Inc.	(5,782)	(85,111)
		(1,266,850)
Household Durables - (0.46)%
D.R. Horton, Inc.	(90)	(4,414)
Leggett & Platt, Inc.	(2,575)	(119,763)
Mohawk Industries, Inc.	(194)	(54,526)
PulteGroup, Inc.	(900)	(28,647)
Toll Brothers, Inc.	(1,672)	(77,882)
Whirlpool Corporation	(105)	(19,049)
		(304,281)
Household Products - (0.28)%
Kimberly-Clark Corporation	(928)	(108,576)
The Procter & Gamble Company	(873)	(75,375)
		(183,951)
Independent Power and Renewable Electricity Producers - (0.06)%
Atlantica Yield Plc (b)	(170)	(3,583)
Uniper SE (b)	(1,228)	(36,660)
		(40,243)
Industrial Conglomerates - (0.26)%
3M Company	(516)	(129,258)
General Electric Company	(2,499)	(40,409)
		(169,667)
Insurance - (1.28)%
The Allstate Corporation	(3,150)	(311,125)
Aon plc (b)	(1,440)	(204,725)
Chubb Ltd. (b)	(360)	(56,214)
The Travelers Companies, Inc.	(1,800)	(269,856)
		(841,920)
Internet & Catalog Retail - (0.08)%
The Priceline Group, Inc.	(27)	(51,625)

Internet & Direct Marketing Retail - (0.11)%
Netflix, Inc.	(274)	(74,062)

Internet Software & Services - (0.08)%
Alarm.com Holdings, Inc.	(1,018)	(39,071)
Shutterstock, Inc.	(307)	(13,588)
		(52,659)
IT Services - (0.53)%
Alliance Data Systems Corporation	(90)	(23,099)
Infosys Ltd. - ADR	(8,190)	(147,502)
Sabre Corporation	(835)	(17,343)
Syntel, Inc.	(5,387)	(121,477)
Travelport Worldwide Ltd. (b)	(2,957)	(40,245)
		(349,666)
Leisure Products - (0.12)%
Hasbro, Inc.	(388)	(36,693)
Polaris Industries, Inc.	(144)	(16,274)
Vista Outdoor, Inc.	(1,874)	(28,391)
		(81,358)
Life Sciences Tools & Services - (0.06)%
Thermo Fisher Scientific, Inc.	(180)	(40,340)

Machinery - (0.54)%
Caterpillar, Inc.	(250)	(40,695)
Cummins, Inc.	(393)	(73,884)
Flowserve Corporation	(1,008)	(45,683)
Fortive Corporation	(373)	(28,355)
Illinois Tool Works, Inc.	(69)	(11,983)
PACCAR, Inc.	(430)	(32,061)
Proto Labs, Inc.	(812)	(88,792)
Terex Corporation	(655)	(30,798)
		(352,251)

Marine - (0.08)%
Golden Ocean Group Ltd. (b)	(2,563)	(22,529)
Safe Bulkers, Inc. (b)	(4,061)	(13,929)
Seaspan Corporation (b)	(1,875)	(13,350)
		(49,808)
Media - (0.20)%
IMAX Corporation (b)	(845)	(16,773)
Regal Entertainment Group, Class A	(4,923)	(112,638)
		(129,411)
Metals & Mining - (0.11)%
BHP Billiton Ltd. - ADR	(1,470)	(72,059)

Multiline Retail - (0.36)%
Big Lots, Inc.	(1,389)	(84,423)
Dillard's, Inc., Class A	(99)	(6,689)
Target Corporation	(1,917)	(144,197)
		(235,309)
Multi-Utilities - (1.93)%
Ameren Corporation	(2,854)	(161,622)
Avista Corporation	(122)	(6,144)
CenterPoint Energy, Inc.	(3,065)	(86,372)
Consolidated Edison, Inc.	(4,508)	(362,263)
DTE Energy Company	(900)	(95,076)
National Grid plc - ADR	(3,885)	(224,087)
NorthWestern Corporation	(543)	(29,506)
WEC Energy Group, Inc.	(4,774)	(306,968)
		(1,272,038)
Oil, Gas & Consumable Fuels - (4.92)%
Anadarko Petroleum Corporation	(4,544)	(272,867)
Andeavor Logistics LP	(1,426)	(73,724)
Antero Resources Corporation	(6,942)	(134,883)
Apache Corporation	(5,080)	(227,940)
BP Midstream Partners LP	(1,920)	(40,013)
Buckeye Partners LP	(931)	(50,199)
Callon Petroleum Company	(12,383)	(140,547)
DCP Midstream Partners LP	(1,192)	(49,289)
Dorian LPG Ltd. (b)	(564)	(4,309)
Energy Transfer Partners LP	(20)	(401)
Enterprise Products Partners LP	(193)	(5,331)
Euronav NV (b)	(5,347)	(44,915)
Exxon Mobil Corporation	(1,206)	(105,284)
GasLog Ltd. (b)	(1,869)	(37,754)
Gulfport Energy Corporation	(11,556)	(117,525)
Hess Corporation	(3,064)	(154,763)
Jagged Peak Energy, Inc.	(6,130)	(78,770)
Kinder Morgan Canada Ltd. (b)	(1,750)	(23,945)
Kinder Morgan, Inc.	(6,454)	(116,043)
Laredo Petroleum, Inc.	(5,368)	(52,231)
Marathon Petroleum Corporation	(132)	(9,144)
Murphy Oil Corporation	(6,251)	(200,657)
Newfield Exploration Company	(3,477)	(110,082)
PBF Energy, Inc., Class A	(253)	(8,179)
PDC Energy, Inc.	(3,104)	(160,942)
Peabody Energy Corporation	(1,284)	(51,886)
Phillips 66	(89)	(9,114)
Phillips 66 Partners LP	(1,302)	(68,537)
Pioneer Natural Resources Company	(564)	(103,161)
QEP Resources, Inc.	(13,488)	(126,248)
Range Resources Corporation	(6,891)	(98,197)
Shell Midstream Partners LP	(107)	(3,063)
Spectra Energy Partners LP	(2,424)	(103,602)
SRC Energy, Inc.	(9,900)	(98,505)
Sunoco LP	(1,055)	(33,665)
Targa Resources Corporation	(1,116)	(53,568)

Valero Energy Corporation	(338)	(32,438)
Western Gas Partners LP	(1,700)	(85,476)
Whiting Petroleum Corporation	(2,671)	(74,574)
Williams Partners LP	(1,860)	(77,934)
		(3,239,705)
Personal Products - (0.03)%
The Estee Lauder Companies, Inc., Class A	(155)	(20,919)

Pharmaceuticals - (0.32)%
Eli Lilly & Company	(630)	(51,313)
Johnson & Johnson	(761)	(105,163)
Pfizer, Inc.	(1,163)	(43,078)
Roche Holding AG - ADR	(358)	(11,098)
		(210,652)
Real Estate Investment Trusts (REITs) - (9.59)%
Acadia Realty Trust	(2,492)	(61,203)
Alexandria Real Estate Equities, Inc.	(4,680)	(606,996)
Brandywine Realty Trust	(17,311)	(310,559)
DCT Industrial Trust, Inc.	(11,635)	(688,676)
Douglas Emmett, Inc.	(15,752)	(609,130)
Education Realty Trust, Inc.	(9,450)	(312,133)
Equity Residential	(2,160)	(133,078)
Essex Property Trust, Inc.	(718)	(167,280)
Gramercy Property Trust	(12,975)	(327,489)
Healthcare Realty Trust, Inc.	(2,547)	(76,079)
Highwoods Properties, Inc.	(7,513)	(359,722)
Host Hotels & Resorts, Inc.	(4,458)	(92,548)
JBG SMITH Properties	(6,750)	(227,812)
Kimco Realty Corporation	(4,230)	(67,299)
Kite Realty Group Trust	(5,178)	(87,301)
LaSalle Hotel Properties	(4,796)	(146,470)
National Health Investors, Inc.	(1,752)	(123,569)
National Retail Properties, Inc.	(2,888)	(114,596)
Public Storage	(1,980)	(387,605)
Realty Income Corporation	(2,340)	(124,465)
Regency Centers Corporation	(3,043)	(191,435)
Senior Housing Properties Trust	(6,084)	(105,436)
UDR, Inc.	(9,868)	(360,478)
Ventas, Inc.	(8,010)	(448,320)
Welltower, Inc.	(1,910)	(114,543)
Weyerhaeuser Company	(1,762)	(66,145)
		(6,310,367)
Real Estate Management & Development - (0.04)%
Realogy Holdings Corporation	(856)	(23,548)

Road & Rail - (0.87)%
ArcBest Corporation	(1,670)	(59,368)
Genesee & Wyoming, Inc., Class A	(59)	(4,711)
Landstar System, Inc.	(360)	(39,978)
Marten Transport Ltd.	(343)	(7,958)
Old Dominion Freight Line, Inc.	(148)	(21,675)
Saia, Inc.	(1,532)	(115,743)
Schneider National, Inc., Class B	(2,150)	(62,952)
Werner Enterprises, Inc.	(6,095)	(248,066)
YRC Worldwide, Inc.	(905)	(14,453)
		(574,904)
Semiconductors & Semiconductor Equipment - (0.35)%
Advanced Micro Devices, Inc.	(5,400)	(74,196)
Impinj, Inc.	(720)	(16,106)
Intel Corporation	(450)	(21,663)
ON Semiconductor Corporation	(857)	(21,202)
Skyworks Solutions, Inc.	(360)	(34,996)
Texas Instruments, Inc.	(540)	(59,222)
		(227,385)

Software - (0.70)%
ANSYS, Inc.	(174)	(28,127)
Check Point Software Technologies Ltd. (b)	(756)	(78,178)
HubSpot, Inc.	(373)	(36,200)
Open Text Corporation (b)	(360)	(12,330)
Oracle Corporation	(971)	(50,094)
Paycom Software, Inc.	(211)	(19,336)
SAP SE - ADR	(1,620)	(183,465)
The Ultimate Software Group, Inc.	(85)	(19,796)
Workday, Inc., Class A	(260)	(31,171)
		(458,697)
Specialty Retail - (1.64)%
American Eagle Outfitters, Inc.	(7,235)	(130,230)
AutoNation, Inc.	(800)	(48,176)
Best Buy Company, Inc.	(832)	(60,786)
Chico's FAS, Inc.	(1,597)	(15,187)
The Children's Place, Inc.	(17)	(2,547)
Five Below, Inc.	(108)	(7,012)
The Gap, Inc.	(900)	(29,916)
Hennes & Mauritz AB, Class B (b)	(764)	(13,510)
The Home Depot, Inc.	(892)	(179,203)
Monro, Inc.	(308)	(17,402)
O'Reilly Automotive, Inc.	(602)	(159,343)
Pier 1 Imports, Inc.	(16,425)	(54,531)
Tile Shop Holdings, Inc.	(2,970)	(27,770)
Ulta Beauty, Inc.	(539)	(119,712)
Williams-Sonoma, Inc.	(4,230)	(216,703)
		(1,082,028)
Technology Hardware, Storage & Peripherals - (0.14)%
Apple, Inc.	(364)	(60,944)
Hewlett Packard Enterprise Company	(10)	(164)
NetApp, Inc.	(522)	(32,103)
		(93,211)
Textiles, Apparel & Luxury Goods - (0.39)%
Hanesbrands, Inc.	(2,594)	(56,342)
Nike, Inc., Class B	(1,984)	(135,348)
Ralph Lauren Corporation	(115)	(13,145)
Skechers U.S.A., Inc., Class A	(1,214)	(50,005)
		(254,840)
Thrifts & Mortgage Finance - (0.10)%
New York Community Bancorp, Inc.	(4,500)	(63,720)

Tobacco - (0.20)%
Philip Morris International, Inc.	(1,248)	(133,823)

Trading Companies & Distributors - (0.27)%
AerCap Holdings NV (b)	(508)	(27,483)
MSC Industrial Direct Company, Inc., Class A	(515)	(48,348)
Rush Enterprises, Inc., Class A	(642)	(34,700)
W.W. Grainger, Inc.	(225)	(60,674)
WESCO International, Inc.	(120)	(8,178)
		(179,383)
Water Utilities - (0.12)%
American States Water Company	(1,469)	(81,118)

Total Short Common Stocks
(Proceeds $25,449,595)		(25,364,493)

SHORT EXCHANGE TRADED FUNDS - (11.58)%
Alerian MLP ETF	(4,103)	(46,774)
Consumer Discretionary Select Sector SPDR Fund	(347)	(37,410)
Consumer Staples Select Sector SPDR Fund	(5,238)	(302,861)
Energy Select Sector SPDR Fund	(7,119)	(532,857)
ETFMG Prime Cyber Security ETF	(1,072)	(35,569)

Financial Select Sector SPDR Fund	(5,285)	(157,176)
Health Care Select Sector SPDR Fund	(2,347)	(206,771)
Industrial Select Sector SPDR Fund	(2,241)	(178,675)
iShares 20+ Year Treasury Bond ETF	(1,265)	(155,253)
iShares Cohen & Steers REIT ETF	(2,880)	(280,195)
iShares Core S&P 500 ETF	(83)	(23,585)
iShares Edge MSCI USA Momentum Factor ETF	(293)	(32,702)
iShares iBoxx $ High Yield Corporate Bond ETF	(431)	(37,626)
iShares MSCI Canada ETF	(1,306)	(39,023)
iShares MSCI Emerging Markets ETF	(495)	(25,260)
iShares MSCI Eurozone ETF	(613)	(28,456)
iShares MSCI Turkey ETF	(546)	(24,843)
iShares Nasdaq Biotechnology ETF	(382)	(43,579)
iShares PHLX Semiconductor ETF	(176)	(32,467)
iShares Russell 2000 ETF	(5,756)	(900,008)
iShares S&P/TSX 60 Index ETF - CAD (b)	(4,666)	(90,247)
iShares Transportation Average ETF	(2,318)	(458,176)
iShares U.S. Healthcare Providers ETF	(512)	(85,765)
iShares U.S. Home Construction ETF	(919)	(39,407)
iShares U.S. Medical Devices ETF	(184)	(35,185)
iShares U.S. Real Estate ETF	(1,224)	(96,157)
The JPMorgan Alerian MLP Index ETN	(6,366)	(186,842)
KraneShares CSI China Internet ETF	(503)	(33,223)
LYXOR FTSE MIB UCITS ETF - EUR (b)	(1,456)	(41,559)
PowerShares QQQ Trust Series 1	(4,170)	(706,398)
SPDR S&P 500 ETF Trust	(2,185)	(615,952)
SPDR S&P Biotech ETF	(1,687)	(157,515)
SPDR S&P Health Care Services ETF	(222)	(14,736)
SPDR S&P Homebuilders ETF	(2,768)	(123,868)
SPDR S&P Metals & Mining ETF	(1,620)	(59,778)
SPDR S&P Oil & Gas Exploration & Production ETF	(10,092)	(372,496)
SPDR S&P Retail ETF	(4,215)	(199,032)
SPDR S&P Semiconductor ETF	(3,537)	(259,616)
United States Oil Fund LP	(23,982)	(311,286)
Utilities Select Sector SPDR Fund	(9,909)	(505,755)
WisdomTree Europe Hedged Equity Fund	(667)	(43,982)
WisdomTree India Earnings Fund	(1,033)	(29,833)
Xtrackers Harvest CSI 300 China A-Shares ETF	(1,031)	(35,033)
Total Short Exchange Traded Funds		(7,622,931)
(Proceeds $7,507,546)

Total Securities Sold Short
(Proceeds $32,957,141) - (50.11)%		(32,987,424)
Total Investments
(Cost $30,729,368) - 47.12%		31,023,421
Other Assets In Excess Of Liabilities - 52.88% (c)		34,807,389
Total Net Assets - 100.00%		$65,830,810

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P").  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

(a)	Non-income producing security.
(b)	Foreign security.
(c)
All or a portion of this security has been committed as collateral for open securities sold short, written option contracts, swap contacts, and futures contracts. The total value of assets committed as collateral as of January 31, 2018, is $28,689,712.

(d)	100 shares per contract.
(e)	Securities sold short are not owned by the Fund and cannot produce income.

ADR	- American Depository Receipt
EUR	- Euro
CAD	- Canadian Dollar
ETF	- Exchange Traded Fund
ETN	- Exchange Traded Note

Reg	- Registered
SDR	- Swedish Depository Receipt

The cost basis of investments for federal income tax purposes at January 31, 2018 was as follows*:

Total Portfolio
Tax Cost(1)	$30,859,043

Gross unrealized appreciation(2)	2,559,211
Gross unrealized depreciation(2)	2,283,824
Net unrealized appreciation (depreciation)(2)	$275,387

(1) Tax cost represents tax on investments, net of proceeds on securities sold short and premiums on written options.
(2) Unrealized appreciation and depreciation for swap contracts includes accrued interest.

* Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

The following is a summary of the Fund’s pricing procedures. It is intended to be a general discussion and may not necessarily reflect all of the pricing procedures followed by the Fund. Equity securities, including common stocks, preferred stocks, and real estate investment trusts (“REITs”) that are traded on a national securities exchange, except those listed on the NASDAQ Global Market®, NASDAQ Global Select Market® and the NASDAQ Capital Market® exchanges (collectively “NASDAQ”), are valued at the last reported sale price on that exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange traded or NASDAQ security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchanged traded equity security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Fixed income securities, including short-term debt instruments having a maturity less than 60 days, are valued at the evaluated mean price supplied by an approved independent third-party pricing service (“Pricing Service”).

In the case of foreign securities, the occurrence of events after the close of foreign markets, but prior to the time the Fund’s NAV is calculated will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day. The Fund will value foreign securities at fair value, taking into account such events in calculating the NAV. In such cases, use of fair valuation can reduce an investor’s ability to seek profit by estimating the Fund’s NAV in advance of the time the NAV is calculated. These securities are categorized in Level 2 of the fair value hierarchy.

Exchange traded funds and closed-end funds are valued at the last reported sale price on the exchange on which the security is principally traded. If, on a particular day, an exchange-traded fund does not trade, then the mean between the most recent quoted bid and asked prices will be used. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Forward currency contracts maturing in two or fewer days are valued at the spot rate. Forward currency contracts maturing in three days or more days are valued at the midpoint prices calculated by U.S. Bancorp Fund Services,
LLC (“USBFS”) using an “interpolation” methodology that incorporates foreign-exchange prices obtained from an approved pricing service for standard forward-settlement periods, such as one month, three months, six months and one year.  These securities are categorized in Level 2 of the fair value hierarchy.

Exchange traded options and Flexible Exchange® options (“FLEX options”) are valued at the composite mean price, which calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is principally traded. If the composite mean price is not available, models such as Black-Scholes can be used to value the options. On the last trading day prior to expiration, expiring options may be priced at intrinsic value. These securities are categorized in Level 2 of the fair value hierarchy.

Future contracts are valued at the settlement price on the exchange on which they are principally traded. The settlement price is the average of the prices at which a future contract trades immediately before the close of trading for the day. Equity swap contract prices are determined by using the same methods used to price the underlying security. These securities are categorized in Level 2 of the fair value hierarchy.

All other assets of the Fund are valued in such a manner as the Board of Trustees, in good faith, deems appropriate to reflect its fair value.

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following table is a summary of the inputs used to value the Fund’s securities by level within the fair value hierarchy as of January 31, 2018:

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Assets
Long Common Stocks(1)	$33,587,452	$188,129	$866	$33,776,447
Long Exchange Traded Funds	29,798,240	-	-	29,798,240
Purchased Call Options	-	293,470	-	293,470
Purchased Put Options	-	142,688	-	142,688
Swap Contracts(2)	-	7,998	-	7,998
Future Contracts(2)	-	189,431	-	189,431
	$63,385,692	$821,716	$866	$64,208,274

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Liabilities
Common Stocks Sold Short(1)	$25,174,364	$190,129	$-	$25,364,493
Exchange Traded Funds Sold Short	7,581,372	41,559	-	7,622,931
Written Call Options	-	31,551	-	31,551
Written Put Options	-	54,869	-	54,869
	$32,755,736	$318,108	$-	$33,073,844

(1) Please refer to the Schedules of Investments to view long and short common stocks segregated by industry type.
(2) Swap contracts and future contracts are valued at the net unrealized appreciation (depreciation) on the instrument.

It is the Fund’s policy to record transfers at the end of the reporting period.

One common stock sold short transfered out of Level 2 into Level 1	$(13,510)
One long common stock transferred out of Level 1 into Level 3	$866

Level 3 Reconciliation Disclosure
The following is a reconcilation of Levl 3 assets for which significant unobservable inputs were used to determin fair value

Description	Common Stock
Balance as of October 31, 2017	$-
Purchases on Investments	-
(Sales) of Investments	-
Realized (Gain) Loss	-
Transfers Into Level 3	989
Change in Unrealized Appreciation (Depreciation)	(123)
Balance as of January 31, 2018	$866
Significant unobservable valuation inputs monitored by the Valuation Group under the supervision of the Board of Trustees for material Level 3 investments as of January 31, 2018 are as follows:

Description	Fair Value at January 31, 2018	Valuation Technique	Unobservable Input
Common Stock	$866	Last Available Price	No Market Activity

Disclosures about Derivative Instruments and Hedging Activities at January 31, 2018.
The Fund has adopted authoritative standards regarding disclosure about derivatives and hedging activities. Fair values of derivative instruments as of January 31, 2018 are as follows:

	Fair Value
	Assets	Liabilities
Purchased Put Contracts
Equity	$142,688	$-

Written Option Contracts
Equity		86,420

Swap Contracts
Equity	7,998	-

Futures Contracts(a)
Equity	402,038	-
Interest rate		212,605
Total Futures Contracts	402,038	212,605
Total fair value of derivative instruments	$552,724	$299,025

(a) Reflects the cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Fund's consolidated schedule of open futures contracts.

Weiss Alternative Balanced Risk Fund
SCHEDULE OF OPTIONS WRITTEN (UNAUDITED)
January 31, 2018

	Contracts (a)	Notional	Value

CALL OPTIONS WRITTEN
Anadarko Petroleum Corporation
Expiration: February 2018, Exercise Price: $63.00	19	$(114,095)	$940
AutoZone, Inc.
Expiration: February 2018, Exercise Price: $820.00	1	(76,544)	317
Best Buy Company, Inc.
Expiration: February 2018, Exercise Price: $72.50	2	(14,612)	443
BJ's Restaurants, Inc.
Expiration: February 2018, Exercise Price: $40.00	6	(22,650)	285
Brunswick Corporation
Expiration: February 2018, Exercise Price: $61.00	6	(37,668)	2,146
Expiration: March 2018, Exercise Price: $64.00	5	(31,390)	1,311
Callaway Golf Company
Expiration: March 2018, Exercise Price: $16.00	23	(33,971)	747
The Children's Place, Inc.
Expiration: February 2018, Exercise Price: $155.00	2	(29,960)	470
Expiration: March 2018, Exercise Price: $162.50	2	(29,960)	939
Costco Wholesale Corporation
Expiration: February 2018, Exercise Price: $200.00	2	(38,974)	245
Darden Restaurants, Inc.
Expiration: April 2018, Exercise Price: $105.00	4	(38,340)	490
Dick's Sporting Goods, Inc.
Expiration: March 2018, Exercise Price: $36.00	14	(44,044)	1,015
Expiration: March 2018, Exercise Price: $38.00	8	(25,168)	320
Dollar Tree, Inc.
Expiration: February 2018, Exercise Price: $115.00	2	(23,000)	495
Expiration: February 2018, Exercise Price: $116.00	2	(23,000)	405
Expiration: March 2018, Exercise Price: $117.50	2	(23,000)	843
Edison International
Expiration: April 2018, Exercise Price: $75.00	24	(150,072)	240
Golar LNG Ltd.
Expiration: March 2018, Exercise Price: $30.00	11	(30,019)	1,100
Hibbett Sports, Inc.
Expiration: February 2018, Exercise Price: $25.00	11	(24,860)	522
Expiration: March 2018, Exercise Price: $26.00	14	(31,640)	1,520
Hilton Worldwide Holdings, Inc.
Expiration: March 2018, Exercise Price: $95.00	15	(128,475)	563
The Home Depot, Inc.
Expiration: February 2018, Exercise Price: $202.50	3	(60,270)	630
International Business Machines Corporation
Expiration: February 2018, Exercise Price: $180.00	3	(49,110)	18

iShares Russell 2000 ETF
Expiration: February 2018, Exercise Price: $160.00	2	(31,272)	148
MGM Resorts International
Expiration: February 2018, Exercise Price: $37.50	7	(25,515)	221
The Michaels Companies, Inc.
Expiration: February 2018, Exercise Price: $26.00	11	(29,557)	1,662
Microsoft Corporation
Expiration: February 2018, Exercise Price: $95.00	5	(47,505)	1,325
NIKE, Inc., Class B
Expiration: February 2018, Exercise Price: $70.00	6	(40,932)	321
Penn National Gaming, Inc.
Expiration: April 2018, Exercise Price: $36.00	10	(31,910)	675
PVH Corporation
Expiration: February 2018, Exercise Price: $153.00	2	(31,016)	967
Expiration: March 2018, Exercise Price: $160.00	3	(46,524)	1,005
Ralph Lauren Corporation
Expiration: February 2018, Exercise Price: $130.00	7	(80,017)	490
SCANA Corporation
Expiration: August 2018, Exercise Price: $47.50	23	(93,472)	2,760
Service Corporation International
Expiration: March 2018, Exercise Price: $40.00	9	(35,973)	1,418
Tapestry, Inc.
Expiration: February 2018, Exercise Price: $50.00	5	(23,520)	363
The TJX Companies, Inc.
Expiration: March 2018, Exercise Price: $84.00	16	(128,512)	2,103
Wingstop, Inc.
Expiration: February 2018, Exercise Price: $46.00	7	(33,852)	2,089
			31,551

PUT OPTIONS WRITTEN
AbbVie, Inc.
Expiration: February 2018, Exercise Price: $112.00	1	(11,222)	222
Expiration: February 2018, Exercise Price: $114.00	1	(11,222)	325
Expiration: February 2018, Exercise Price: $119.00	1	(11,222)	713
Best Buy Company, Inc.
Expiration: February 2018, Exercise Price: $62.50	4	(29,224)	32
Brunswick Corporation
Expiration: February 2018, Exercise Price: $57.00	8	(50,224)	597
The Cheesecake Factory, Inc.
Expiration: February 2018, Exercise Price: $47.00	7	(34,433)	399
Darden Restaurants, Inc.
Expiration: February 2018, Exercise Price: $95.00	4	(38,340)	590
Dollar Tree, Inc.
Expiration: February 2018, Exercise Price: $110.00	1	(11,500)	75
Edwards Lifesciences Corporation
Expiration: February 2018, Exercise Price: $117.00	2	(25,316)	255

Express Scripts Holding Company
Expiration: March 2018, Exercise Price: $70.00	1	(7,918)	90
Expiration: March 2018, Exercise Price: $75.00	5	(39,590)	925
FedEx Corporation
Expiration: February 2018, Exercise Price: $240.00	1	(26,248)	34
Harley-Davidson, Inc.
Expiration: February 2018, Exercise Price: $44.00	37	(179,302)	1,221
Expiration: February 2018, Exercise Price: $45.00	7	(33,922)	298
Expiration: February 2018, Exercise Price: $49.00	18	(87,228)	3,213
Hilton Worldwide Holdings, Inc.
Expiration: February 2018, Exercise Price: $75.50	4	(34,260)	166
The Home Depot, Inc.
Expiration: February 2018, Exercise Price: $193.00	4	(80,360)	402
iShares MSCI Emerging Markets ETF
Expiration: March 2018, Exercise Price: $47.00	27	(137,781)	796
iShares Russell 2000 ETF
Expiration: February 2018, Exercise Price: $150.00	4	(62,544)	184
Expiration: February 2018, Exercise Price: $150.50	11	(171,996)	561
Kinder Morgan, Inc.
Expiration: March 2018, Exercise Price: $19.00	70	(125,860)	8,085
The Kraft Heinz Company
Expiration: February 2018, Exercise Price: $74.50	6	(47,034)	208
Expiration: April 2018, Exercise Price: $70.00	7	(54,873)	315
LaSalle Hotel Properties
Expiration: March 2018, Exercise Price: $27.50	12	(36,648)	377
Lowe's Companies, Inc.
Expiration: March 2018, Exercise Price: $97.50	8	(83,784)	1,192
Neurocrine Biosciences, Inc.
Expiration: March 2018, Exercise Price: $80.00	4	(34,188)	1,420
NIKE, Inc., Class B
Expiration: March 2018, Exercise Price: $65.00	5	(34,110)	398
O'Reilly Automotive, Inc.
Expiration: February 2018, Exercise Price: $245.00	1	(26,469)	351
Expiration: February 2018, Exercise Price: $250.00	5	(132,345)	2,200
Ralph Lauren Corporation
Expiration: February 2018, Exercise Price: $110.00	2	(22,862)	630
Restaurant Brands International, Inc.
Expiration: February 2018, Exercise Price: $58.00	9	(54,351)	598
Sonic Corporation
Expiration: April 2018, Exercise Price: $23.50	23	(59,432)	1,802
Expiration: April 2018, Exercise Price: $24.00	15	(38,760)	1,393
SPDR S&P 500 ETF Trust
Expiration: February 2018, Exercise Price: $274.00	92	(2,593,480)	506
Expiration: February 2018, Exercise Price: $276.00	72	(2,029,680)	3,960
Expiration: February 2018, Exercise Price: $277.00	133	(3,749,270)	16,160
SPDR S&P Retail ETF
Expiration: February 2018, Exercise Price: $42.00	19	(89,718)	162

Target Corporation
Expiration: February 2018, Exercise Price: $72.00	4	(30,088)	212
The TJX Companies, Inc.
Expiration: March 2018, Exercise Price: $74.00	5	(40,160)	468
VF Corporation
Expiration: March 2018, Exercise Price: $75.00	12	(97,368)	1,020
Williams Partners LP
Expiration: March 2018, Exercise Price: $40.00	23	(96,370)	1,725
Williams-Sonoma, Inc.
Expiration: February 2018, Exercise Price: $48.50	8	(40,984)	441
Yum! Brands, Inc.
Expiration: February 2018, Exercise Price: $78.00	5	(42,295)	148
			54,869
TOTAL OPTIONS WRITTEN
(Premiums received $74,653)			$86,420

(a)	100 shares per contract.
ETF	- Exchange Traded Fund

Weiss Alternative Balanced Risk Fund
SCHEDULE OF SWAP CONTRACTS (UNAUDITED)
January 31, 2018

Counterparty	Security	Maturity Date	Pay/Receive Financing Rate	Financing Rate	Payment Frequency	Number of Shares/Units	Notional Amount	Unrealized Appreciation (Depreciation)*
LONG EQUITY SWAP CONTRACTS
Morgan Stanley	Ashtead Group plc	12/9/2019	Pay	0.600% + 1 Day SONIA(1)	Monthly	2,763	$82,595	$7,369
Morgan Stanley	Centrica plc	1/17/2019	Pay	0.600% + 1 Day SONIA(1)	Monthly	6,179	11,724	60
Morgan Stanley	Coca-Cola HBC AG	7/16/2018	Pay	0.600% + 1 Day SONIA(1)	Monthly	1,732	58,187	(972)
Morgan Stanley	Danone SA	7/16/2018	Pay	0.600% + 1 Day EONIA(2)	Monthly	403	34,685	916
Morgan Stanley	Direct Line Insurance Group plc	11/7/2018	Pay	0.600% + 1 Day SONIA(1)	Monthly	35,800	187,693	1,466
Morgan Stanley	Drax Group plc	1/17/2019	Pay	0.600% + 1 Day SONIA(1)	Monthly	3,348	12,343	(1,597)
Morgan Stanley	Pernod Ricard SA	7/16/2018	Pay	0.600% + 1 Day EONIA(2)	Monthly	540	86,000	(614)
Morgan Stanley	Philips Lighting NV	5/13/2019	Pay	0.600% + 1 Day EONIA(2)	Monthly	480	18,874	710
Morgan Stanley	RPC Group plc	6/10/2019	Pay	0.600% + 1 Day SONIA(1)	Monthly	2,958	35,736	66
Morgan Stanley	Societe Generale SA	12/20/219	Pay	0.600% + 1 Day EONIA(2)	Monthly	1,440	83,690	4,678
Morgan Stanley	Thales SA	1/6/2020	Pay	0.600% + 1 Day EONIA(2)	Monthly	805	90,236	1,750
Morgan Stanley	United Utilities Group plc	1/17/2019	Pay	0.600% + 1 Day SONIA(1)	Monthly	940	9,860	(900)
Morgan Stanley	William Hill plc	1/13/2020	Pay	0.600% + 1 Day SONIA(1)	Monthly	6,675	29,380	(392)
SHORT EQUITY SWAP CONTRACTS
Morgan Stanley	Air Liquide SA	6/14/2018	Receive	0.600% + 1 Day EONIA(2)	Monthly	(102)	(13,754)	(1,719)
Morgan Stanley	Associated British Foods plc	7/16/2018	Receive	0.600% + 1 Day SONIA(1)	Monthly	(144)	(5,585)	24
Morgan Stanley	British American Tobacco plc	7/16/2018	Receive	0.600% + 1 Day SONIA(1)	Monthly	(108)	(7,381)	82
Morgan Stanley	iShares Core FTSE 100 UCITS ETF	12/2/2019	Receive	0.600% + 1 Day SONIA(1)	Monthly	(1,687)	(17,829)	(1,239)
Morgan Stanley	LYXOR CAC 40 (DR) UCITS ETF	1/6/2020	Receive	0.600% + 1 Day EONIA(2)	Monthly	(810)	(54,103)	(702)
Morgan Stanley	The Morgan Stanley U.S. Food Basket	1/8/2020	Receive	0.300% + FED(3)	Monthly	(432)	(27,035)	87
Morgan Stanley	NAFTA Exposure Basket	1/10/2020	Receive	0.350% + FED(3)	Monthly	(504)	(53,354)	(1,173)
Morgan Stanley	Societe BIC Corporation	7/6/2018	Receive	0.600% + 1 Day EONIA(2)	Monthly	(27)	(3,092)	98
								$7,998

(1) Sterling OverNight Index Average
(2) Euro OverNight Index Average
(3) Federal Funds Rate
plc - Public Limited Company
* Based on the net swap value held at each counterparty, net unrealized appreciation(depreciation) is a receivable (payable).

Weiss Alternative Balanced Risk Fund
SCHEDULE OF OPEN FUTURES CONTACTS (UNAUDITED)
January 31, 2018

Expiration Date	Issue	Number of Contracts Purchased	Notional Amount	Value*	Unrealized Appreciation (Depreciation)
LONG FUTURES CONTRACTS
2/14/2018	CBOE Volatility Index	1	$13,480	$(500)	$1,772
3/21/2018	CBOE Volatility Index	2	27,350	(1,497)	1,845
3/20/2018	CME Long Term U.S. Treasury Bond	5	500,000	2,188	(20,820)
3/20/2018	CME Ultra Long Term U.S. Treasury Bond	43	4,300,000	47,031	(191,785)
3/16/2018	E-mini S&P 500 Index	43	6,075,470	2,795	267,514
3/16/2018	E-mini S&P MidCap 400 Index	31	6,058,020	(15,500)	128,251
SHORT FUTURES CONTRACTS
3/16/2018	FTSE 100 Index	(1)	(106,020)	1,072	2,654
				$35,589	$189,431
* Net value is variation margin receivable (payable).

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Series Portfolios Trust

By (Signature and Title)    /s/ John Hedrick
John Hedrick, President

Date  03/21/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ John Hedrick
John Hedrick, President

Date  03/21/2018

By (Signature and Title)*  /s/ David Cox
David Cox, Treasurer

Date  03/21/2018

* Print the name and title of each signing officer under his or her signature.